Schedule of investments

Optimum Large Cap Growth Fund

December 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 99.00% ✧			Common Stock ✧ (continued)
Communication Services - 16.58%			Energy (continued)
Alphabet Class A †	30,452	$40,787,104	Pioneer Natural Resources	95,592	$14,469,761
Alphabet Class C †	42,176	56,390,156			17,079,347
Comcast Class A	384,730	17,301,308
Facebook Class A †	485,068	99,560,206	Financials - 3.04%
IAC/InterActiveCorp †	25,761	6,417,323	American Express	140,150	17,447,274
Match Group †	36,162	2,969,262	BlackRock	8,710	4,378,517
Netflix †	61,969	20,051,309	Charles Schwab	351,440	16,714,486
Spotify Technology †	28,803	4,307,489	Chubb (Switzerland)	38,598	6,008,165
Tencent Holdings (China)			Intercontinental Exchange	43,586	4,033,884
(Hong Kong Exchange)	323,500	15,593,163	TD Ameritrade Holding	109,936	5,463,819
Tencent Music Entertainment			XP Class A †	25,728	991,043
Group ADR †	327,900	3,849,546			55,037,188
Walt Disney	228,129	32,994,297
			Healthcare - 12.65%
		300,221,163	Alcon †	77,195	4,372,450
Consumer Discretionary - 16.56%			Alexion Pharmaceuticals †	140,058	15,147,273
Advance Auto Parts	87,170	13,961,147	Anthem	29,468	8,900,220
Alibaba Group Holding ADR †	225,466	47,821,339	Becton Dickinson and Co.	42,163	11,467,071
Amazon. com †	65,667	121,342,109	BioMarin Pharmaceutical †	108,240	9,151,692
Aptiv	92,750	8,808,468	Centene †	142,648	8,968,280
Booking Holdings †	9,477	19,463,199	Cigna	39,788	8,136,248
Dollar General	22,088	3,445,286	HCA Healthcare	55,227	8,163,103
Dollar Tree †	67,890	6,385,056	Intuitive Surgical †	23,503	13,893,799
Dollarama	201,026	6,909,084	Johnson & Johnson	109,690	16,000,480
Ferrari (Italy)	50,744	8,400,162	Stryker	67,932	14,261,644
Home Depot	76,530	16,712,621	Thermo Fisher Scientific	71,590	23,257,443
Las Vegas Sands	91,100	6,289,544	UnitedHealth Group	162,154	47,670,033
Lululemon Athletica			Vertex Pharmaceuticals †	60,340	13,211,443
(Canada) †	23,900	5,536,913	WellCare Health Plans †	9,035	2,983,447
MercadoLibre †	4,413	2,523,971	Zoetis	177,680	23,515,948
MGM Resorts International	124,913	4,155,856			229,100,574
NIKE Class B	77,980	7,900,154
NVR †	420	1,599,532	Industrials - 9.38%
Restaurant Brands			Boeing	78,216	25,479,644
International	28,804	1,836,831	CH Robinson Worldwide	79,257	6,197,897
Tesla †	12,800	5,354,624	Equifax	28,920	4,052,270
Ulta Beauty †	9,717	2,459,761	Fortive	102,859	7,857,399
Wynn Resorts	65,414	9,084,042	General Electric	211,600	2,361,456
			Honeywell International	115,240	20,397,480
		299,989,699	IHS Markit (United
Consumer Staples - 2.38%			Kingdom) †	216,036	16,278,313
Anheuser-Busch InBev ADR	177,770	14,584,251	JB Hunt Transport Services	44,395	5,184,448
Costco Wholesale	50,668	14,892,339	Roper Technologies	30,966	10,969,086
McCormick & Co.	52,963	8,989,410	TransUnion	107,853	9,233,295
Philip Morris International	54,954	4,676,036	Uber Technologies †	398,892	11,863,048
		43,142,036	Union Pacific	24,800	4,483,592
			United Parcel Service Class B	167,890	19,653,203
Energy - 0.94%			Westinghouse Air Brake
Concho Resources	29,800	2,609,586	Technologies	101,213	7,874,371

(continues) NQ-OPTLG [12/19] 2/20 (1082614) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Industrials (continued)			Utilities (continued)
WW Grainger	53,060	$17,961,871	Sempra Energy	50,539	$7,655,648
		169,847,373			13,498,242
Information Technology - 34.02%			Total Common Stock
Adobe †	81,840	26,991,650	(cost $1,233,244,519)		1,793,009,372
Advanced Micro Devices †	110,900	5,085,874
Akamai Technologies †	197,460	17,056,595	Convertible Preferred Stock - 0.40%
Apple	252,571	74,167,474	Airbnb Private Placement
ASML Holding (Netherlands)	34,003	10,062,848	Series D =p†	23,130	2,752,470
Atlassian Class A †	17,718	2,132,184	Series E =p†	13,611	1,619,709
Fidelity National Information			Magic Leap =p†	43,435	950,401
Services	228,904	31,838,257	WeWork Companies
Fiserv †	104,926	12,132,593	Series E =p†	20,913	294,455
Global Payments	45,490	8,304,654	Xiaoju Kuaizhi (China) =p†	32,416	1,568,464
Hexagon AB Class B	78,987	4,427,325	Total Convertible Preferred
Intuit	47,195	12,361,786	Stock (cost $4,786,106)		7,185,499
Marvell Technology Group	293,869	7,805,161
Mastercard Class A	107,880	32,211,889	Short-Term Investments - 0.49%
Microsoft	659,840	104,056,768	Money Market Mutual Funds - 0.49%
Nutanix Class A †	229,880	7,186,049	BlackRock
NVIDIA	69,060	16,249,818	FedFund - Institutional
Oracle	317,600	16,826,448	Shares (seven-day effective
Palo Alto Networks †	60,090	13,895,814	yield 1.52%)	1,796,412	1,796,412
Paycom Software †	12,861	3,405,078	Fidelity Investments Money
PayPal Holdings †	76,763	8,303,454	Market Government
QUALCOMM	189,210	16,693,998	Portfolio - Class I
salesforce. com †	167,513	27,244,314	(seven-day effective yield
ServiceNow †	37,914	10,703,881	1.49%)	1,796,412	1,796,412
Slack Technologies Class A †	148,493	3,338,123	GS Financial Square
Splunk †	171,000	25,610,670	Government
			Fund - Institutional Shares
Temenos †	31,571	4,994,196	(seven-day effective yield
Texas Instruments	94,500	12,123,405	1.51%)	1,796,412	1,796,412
Visa Class A	401,208	75,386,983	Morgan Stanley Government
VMware Class A †	131,913	20,023,074	Portfolio - Institutional
Workday Class A †	32,368	5,322,918	Share Class (seven-day
Zoom Video Communications			effective yield 1.48%)	1,796,412	1,796,412
Class A †	2,777	188,947	State Street Institutional US
		616,132,228	Government Money Market
			Fund - Investor Class
Materials - 1.85%			(seven-day effective yield
Ecolab	75,460	14,563,025	1.45%)	1,796,412	1,796,413
Linde	88,780	18,901,262	Total Short-Term
		33,464,287	Investments
Real Estate - 0.86%			(cost $8,982,061)		8,982,061
Equinix	26,550	15,497,235
		15,497,235
Utilities - 0.74%
NextEra Energy	24,127	5,842,594

2 NQ-OPTLG [12/19] 2/20 (1082614)

(Unaudited)

		Restricted securities
Total Value of
Securities - 99.89%		Investment	Date of Acquisition	Cost		Value
(cost $1,247,012,686)	$1,809,176,932	Airbnb Private
Receivables and Other		Placement
Assets Net of		Series D	4/16/14	$941,692		$2,752,470
Liabilities - 0.11%	1,958,185	Airbnb Private
Net Assets Applicable to		Placement
92,388,213 Shares		Series E	7/14/15	1,267,108		1,619,709
Outstanding - 100.00%	$1,811,135,117	Magic Leap	1/20/16	1,000,438		950,401
		WeWork
		Companies
✧Narrow industries are utilized for compliance purposes for diversification		Series E	6/23/15	687,820		294,455
whereas broad sectors are used for financial reporting.		Xiaoju Kuaizhi
= The value of this security was determined using significant unobservable		(China)	10/19/15	889,048		1,568,464
inputs and is reported as a Level 3 security.		Total		$4,786,106		$7,185,499
p Restricted security. These investments are in securities not registered
under the Securities Act of 1933, as amended, and have certain		The following foreign currency exchange contracts were outstanding at
restrictions on resale which may limit their liquidity. At		Dec. 31, 2019:
Dec. 31, 2019, the aggregate value of restricted securities was
$7,185,499 which represented 0.40% of the Fund’s net assets.		Foreign Currency Exchange Contracts
† Non-income producing security.
			Currency to				Unrealized
		Counterparty	Receive (Deliver)	In Exchange For		Settlement Date	Appreciation
		BNYM	SEK	(331,583) USD	35,500	1/2/20	$95
		The use of foreign currency exchange contracts involves elements of
		market risk and risks in excess of the amounts disclosed in the financial
		statements. The foreign currency exchange contract presented above
		represents the Fund’s total exposure in such contracts, whereas only the
		net unrealized appreciation (depreciation) is reflected in the Fund’s net
		assets.

		Summary of abbreviations:
		ADR - American Depositary Receipt
		BNYM - Bank of New York Mellon
		GS - Goldman Sachs
		SEK - Swedish Krona
		USD - US Dollar

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